RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

11. RELATED PARTY TRANSACTIONS AND BALANCES

(a)The relationships between the Group and major related parties are as follows:

Name of the related party	Relationship
Daqo Group Co., Ltd. (“Daqo Group”)	Daqo Group and the Group are controlled by same group of shareholders
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company controlled by Daqo Group
Daqo New Material Co., Ltd. (“Daqo New Material”)	An affiliated company controlled by Daqo Group
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company controlled by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company controlled by Daqo Group
Zhenjiang Electric Equipment Co., Ltd. (“Zhenjiang Electric”)	An affiliated company controlled by Daqo Group
Zhenjiang Moeller Electric Appliance Co., Ltd.(“Zhenjiang Moeller”)	An affiliated company controlled by Daqo Group
Zhenjiang Daqo Intelligent Electric Co., Ltd (“Zhenjiang Daqo Intelligent”)	An affiliated company controlled by Daqo Group
Nanjiang Daqo Electric Institute Co.,Ltd.(“Electric Institute”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Automation Technology Co.,Ltd.(“Nanjing Daqo Automation”)	An affiliated company controlled by Daqo Group

(b)Related party balances:

The balances due from related parties– short term portion are as follows:

	December 31,
	2022	2023
Amounts due from related parties-short term
Nanjing Daqo Transformer	$14	$32
Others	4	2
Total	$18	$34

The balances due from related parties– long-term portion are as follows:

	December 31,
	2022	2023
Amounts due from related parties-long term
Chongqing Daqo Tailai	$9,588	$14,696
Nanjing Daqo Electric	2,739	2,085
Zhenjiang Moeller	1,181	990
Zhenjiang Daqo Intelligent	793	62
Jiangsu Daqo	—	6,500
Others	2,563	700
Total	$16,864	$25,033

The balances due to related parties – short-term portion are as follows:

	December 31,
	2022	2023
Amounts due to related parties – short term portion
Nanjing Daqo Transformer	$3,429	$265
Chongqing Daqo Tailai	80	—
Daqo New Material	4,161	4,044
Nanjing Daqo Electric	—	3,485
Jiangsu Daqo	4	4
Zhenjiang Electric	613	2,575
Others	130	283
Total	$8,417	$10,656

(c)Related party transactions:

The material transactions with the Group’s related parties were as follows:

		Year Ended December 31,
Name of Related parties	Transaction Nature	2021	2022	2023
Daqo Group	Repayment of interest free loans	$4,650	$—	$—
Zhenjiang Daqo Intelligent	Purchase-Fixed assets	—	6,271	4,991
Daqo Solar	Proceeds from interest free loans	13,213	—	—
	Repayment of interest free loans	13,483	—	—
Nanjing Daqo Transformer	Purchase-fixed assets	12,913	29,874	23,760
	Purchase-raw material	—	39	47
Chongqing Daqo Tailai	Purchase-fixed assets	17,812	22,511	28,252
Jiangsu Daqo	Purchase-fixed assets	5,299	—	—
Nanjing Daqo Electric	Purchase-fixed assets	8,553	8,209	12,526
Zhenjiang Electric	Purchase-fixed assets	—	—	1,505
	Purchase-raw material	1,967	4,241	5,017
Electric Institute	Purchase-fixed assets	—	593	7,107
Nanjing Daqo Automation	Purchase-fixed assets	2,440	—	2,210
Zhenjiang Moeller	Purchase-fixed assets	—	9,331	8,755
Total	Purchase-fixed assets	$47,017	$76,789	$89,106
	Purchase-raw material	$1,967	$4,280	$5,064
	Proceeds from related parties loans	$13,213	$—	$—
	Repayment of related parties loans	$18,133	$—	$—